Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Owner's Net Investment [Member]	Total
Balance (in shares) at Dec. 31, 2014
Balance at Dec. 31, 2014				$ 1,251	$ 157,498	$ 158,749
Net distributions to Old FSV					(7,470)	(7,470)
Net earnings			$ 18,187		3,208	21,395
Issuance of common stock in connection with the Arrangement (in shares)	35,970,605
Issuance of common stock in connection with the Arrangement	$ 130,471				(130,471)
Settlement of owner's net investment to contributed surplus in connection with the Arrangement		$ 33,095			$ (22,765)	10,330
Other comprehensive earnings				(4,124)		(4,124)
Subsidiaries’ equity transactions		421				421
Stock option expense		1,191				1,191
Stock options exercised (in shares)	480,000
Stock options exercised	$ 7,524	(744)				6,780
Tax benefit on options exercised		10,017				10,017
Dividends			(10,796)			(10,796)
Purchased for cancellation (in shares)	(511,594)
Purchased for cancellation	$ (1,924)		(17,543)			(19,467)
Balance (in shares) at Dec. 31, 2015	35,939,011
Balance at Dec. 31, 2015	$ 136,071	43,980	(10,152)	(2,873)		167,026
Net earnings			33,597			33,597
Other comprehensive earnings				465		465
Subsidiaries’ equity transactions		(979)				(979)
Stock option expense		2,744				$ 2,744
Stock options exercised (in shares)	133,600					133,600
Stock options exercised	$ 3,021	(1,115)				$ 1,906
Tax benefit on options exercised		1,605				1,605
Dividends			(15,821)			(15,821)
Purchased for cancellation (in shares)	(230,000)
Purchased for cancellation	$ (903)		(8,612)			(9,515)
Balance (in shares) at Dec. 31, 2016	35,842,611
Balance at Dec. 31, 2016	$ 138,189	$ 46,235	$ (988)	$ (2,408)		$ 181,028